Going Concern (Details) - USD ($)		9 Months Ended		12 Months Ended
	Jan. 02, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Line Items]
Net loss		$ (1,065,890)	$ (3,387,390)	$ (4,157,737)	$ (4,340,975)	$ (11,525,102)
Net operation cash outflow		(1,300,827)	$ (1,309,380)	(1,189,734)	(7,724,364)	(12,318,965)
Accumulated deficit		(73,485,303)		(72,429,528)	(68,161,722)
Previously Reported [Member]
Going Concern [Line Items]
Net loss		(1,055,775)		(4,157,737)	$ (4,340,975)	$ (11,525,102)
Net operation cash outflow		(1,300,827)		$ (1,189,734)
Accumulated deficit		(73,485,303)
Working capital deficit		$ 1,936,442
Subsequent Event [Member]
Going Concern [Line Items]
Ordinary shares sale (in Shares)	1,535,000
Ordinary shares per share (in Dollars per share)	$ 0.00001
Sale of per share price (in Dollars per share)	$ 2
Gross proceeds	$ 3,070,000